ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS

11)        ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

AOCI represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

	December 31,
	2012	2011	2010

	(In Millions)

Unrealized gains (losses) on investments, net of adjustments	$82	$55	$45
Total Accumulated Other Comprehensive Income (Loss)	$82	$55	$45

The components of OCI for the past three years follow:

	December 31,
	2012	2011	2010

	(In Millions)
Net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$43	$34	$51
(Gains) losses reclassified into net earnings (loss) during the year	5	2	47
Net unrealized gains (losses) on investments	48	36	98
Adjustments for DAC and VOBA and deferred income tax (expense) benefit	(21)	(26)	(42)
Other Comprehensive Income (Loss)	$27	$10	$56